Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share: To be issued under the Radnostix 2026 Incentive Plan
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 99.43
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of shares of common stock, $0.01 par value per share ("Common Stock"), of Radnostix, Inc. (the "Registrant") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. Represents 12,000,000 shares of Common Stock reserved for future issuance under the Radnostix, Inc. 2026 Incentive Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's common stock as reported on the OTCQB Venture Market on August 20, 2026.